Dividends on ordinary shares (Tables)	6 Months Ended
Jun. 30, 2023
Dividends [Abstract]
Dividends on ordinary shares

	Half year ended 30.06.23		Half year ended 30.06.22
	Per share	Total	Per share	Total
Dividends paid during the period	p	£m	p	£m
Full year dividend paid during period	5.00	793	4.00	664